STOCKHOLDERS' EQUITY (Details)			3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 30, 2025 $ / shares shares	Aug. 21, 2024 shares	Mar. 31, 2025 $ / shares shares	Sep. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Feb. 21, 2025 shares	Aug. 20, 2024 shares	Dec. 31, 2023 $ / shares shares
STOCKHOLDERS' EQUITY
Shares authorized				100,000,000	5,000,000			5,000,000
Par value of share | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Founder shares outstanding					2,300,000			2,300,000
Ratio of share per right	0.1				0.1
Public rights
STOCKHOLDERS' EQUITY
Warrants outstanding				800,000
Rights
STOCKHOLDERS' EQUITY
Warrants outstanding				829,580
Common stock, shares not subject to possible redemption
STOCKHOLDERS' EQUITY
Founder shares outstanding				2,295,800	2,295,800
Common stock, shares subject to possible redemption
STOCKHOLDERS' EQUITY
Common Stock, shares subject to possible redemption				8,000,000	8,000,000
Subsequent event
STOCKHOLDERS' EQUITY
Founder shares outstanding						10,295,800
Ratio of share per right	0.1
Founder shares
STOCKHOLDERS' EQUITY
Dividend issued as shares		0.066			0.066
Founder shares outstanding		2,300,000					2,156,250
Issuance of founder shares (in shares)		143,750			2,300,000
Public offering
STOCKHOLDERS' EQUITY
Ratio of share per right	0.1
Number of units offered	8,000,000		8,000,000	8,000,000
Public offering | Subsequent event
STOCKHOLDERS' EQUITY
Ratio of share per right	0.1
Number of units offered	8,000,000
Public offering | Subsequent event | Rights [Member]
STOCKHOLDERS' EQUITY
Number of units offered	800,000
Private placement
STOCKHOLDERS' EQUITY
Ratio of share per right					0.1
Number of units offered			248,300	248,300
Exercise price of warrants | $ / shares	$ 15		$ 15	$ 15
Number of shares per warrant	1
Exercisable period of warrants (in years)	10 years
Warrants outstanding	1,000,000
Private placement | Subsequent event
STOCKHOLDERS' EQUITY
Ratio of share per right	0.1
Exercise price of warrants | $ / shares	$ 15
Number of shares per warrant	1
Exercisable period of warrants (in years)	10 years
Warrants outstanding	1,000,000
Over-allotment option
STOCKHOLDERS' EQUITY
Number of units offered	40,000			40,000
Exercise price of warrants | $ / shares	$ 15
Over-allotment option | Subsequent event
STOCKHOLDERS' EQUITY
Number of units offered	9,200,000
Exercise price of warrants | $ / shares	$ 15
Over-allotment option | Subsequent event | Rights [Member]
STOCKHOLDERS' EQUITY
Number of units offered	920,000